Selling, General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Selling, General and Administrative Expenses
Schedule of selling, general and administrative expenses

	For the Year Ended December 31,
	2018	2019	2020
Employee compensation	171,948	238,368	449,109
Marketing and promotional expenses	35,134	176,383	264,814
Rental and related expenses	13,732	78,897	162,907
Depreciation and amortization expenses	41,035	57,650	37,923
Impairment of property, plant and equipment	—	18,066	30,381
Travel expenses	13,803	20,171	20,806
Others	61,548	99,844	152,879
Total	337,200	689,379	1,118,819